UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Gregory F. Niland

The New Economy Fund

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

The New Economy Fund®
Semi-annual report for the six months ended May 31, 2021

We believe in investing
in global companies
that will help shape
our future

The New Economy Fund seeks long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2021 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	30.55%	18.99%	14.54%

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.76% for Class A shares as of the prospectus dated February 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in the prospectus. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for The New Economy Fund for the periods ended May 31, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/anefx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

9	Financial statements

13	Notes to financial statements

24	Financial highlights

Results at a glance

For periods ended May 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	10.84%	39.67%	18.91%	14.67%	11.95%
MSCI ACWI (All Country World Index)*,†	15.99	41.85	14.18	9.58	9.86

*	From December 1, 1983, through December 31, 1987, the MSCI World Index was used because the MSCI ACWI did not exist. MSCI World Index results reflect dividends net of withholding taxes, and MSCI ACWI results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. Source: MSCI.
†	Market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

The New Economy Fund	1

Investment portfolio May 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	72.54%
China	5.33
Eurozone*	3.61
Japan	2.39
India	2.32
Hong Kong	1.74
Taiwan	1.58
Brazil	1.43
South Korea	1.40
Other countries	2.35
Short-term securities & other assets less liabilities	5.31
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Finland, France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 93.57%	Shares	Value (000)
Information technology 31.29%
Microsoft Corp.	4,874,170	$1,216,983
Broadcom, Inc.	1,738,206	821,007
Ceridian HCM Holding, Inc.[1]	7,016,246	627,673
Mastercard, Inc., Class A	1,392,133	501,975
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	3,778,209	443,410
Taiwan Semiconductor Manufacturing Company, Ltd.	2,301,000	49,763
Cree, Inc.[1]	3,948,509	394,890
Arista Networks, Inc.[1]	1,066,704	362,018
PayPal Holdings, Inc.[1]	1,383,139	359,644
ASML Holding NV	510,793	341,794
Samsung Electronics Co., Ltd.	4,500,850	326,105
Adobe, Inc.[1]	608,305	306,939
Shopify, Inc., Class A, subordinate voting shares[1]	240,548	298,970
Advanced Micro Devices, Inc.[1]	3,314,518	265,427
StoneCo, Ltd., Class A1	3,671,429	242,204
Applied Materials, Inc.	1,734,308	239,560
Dell Technologies, Inc., Class C1	2,203,156	217,319
Autodesk, Inc.[1]	715,818	204,624
HubSpot, Inc.[1]	341,585	172,289
RingCentral, Inc., Class A1	646,811	169,768
NortonLifeLock, Inc.	5,637,000	155,919
Accenture PLC, Class A	525,083	148,157
PagSeguro Digital, Ltd., Class A1	2,902,489	142,541
SK hynix, Inc.	1,234,565	141,119
ServiceNow, Inc.[1]	286,231	135,639
Snowflake, Inc., Class A1	439,532	104,622
EPAM Systems, Inc.[1]	199,241	95,158
Atlassian Corp. PLC, Class A1	400,587	93,449
Global Payments, Inc.	475,020	92,016
Visa, Inc., Class A	384,255	87,341
Lam Research Corp.	127,408	82,796
Epic Games, Inc.[1,2,3,4]	84,438	74,728
Micron Technology, Inc.[1]	863,486	72,654
Smartsheet, Inc., Class A1	1,188,260	70,202
Square, Inc., Class A1	303,661	67,571
Fiserv, Inc.[1]	568,406	65,480
MongoDB, Inc., Class A1	219,898	64,197
Motorola Solutions, Inc.	264,989	54,405
Apple, Inc.	412,016	51,341
Fidelity National Information Services, Inc.	343,000	51,100
SailPoint Technologies Holdings, Inc.[1]	1,095,969	50,995
Amphenol Corp., Class A	728,142	48,975
Nomura Research Institute, Ltd.	1,536,200	48,966
Keyence Corp.	94,100	46,298

2	The New Economy Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
FleetCor Technologies, Inc.[1]	166,880	$45,799
Zoom Video Communications, Inc., Class A1	131,500	43,596
Oneconnect Financial Technology Co., Ltd. (ADR)[1]	3,010,716	43,535
Zscaler, Inc.[1]	224,000	43,501
Qorvo, Inc.[1]	233,700	42,702
CrowdStrike Holdings, Inc., Class A1	184,505	40,988
Bottomline Technologies, Inc.[1]	1,093,027	40,857
GDS Holdings, Ltd., Class A1	3,715,227	35,278
Marvell Technology, Inc.	692,321	33,439
Cloudflare, Inc., Class A1	405,050	33,238
MediaTek, Inc.	893,000	32,187
Zendesk, Inc.[1]	215,000	29,382
Affirm Holdings, Inc., Class A1,5	479,216	29,141
Dolby Laboratories, Inc., Class A	296,000	28,872
Datadog, Inc., Class A1	312,873	28,487
Jack Henry & Associates, Inc.	184,040	28,370
Lightspeed POS, Inc., subordinate voting shares[1]	375,204	27,011
Keysight Technologies, Inc.[1]	177,906	25,330
Amadeus IT Group SA, Class A, non-registered shares[1]	296,000	22,348
SAP SE	152,100	21,114
Qualtrics International, Inc., Class A1	549,215	18,915
Palo Alto Networks, Inc.[1]	46,766	16,988
SimCorp AS	114,918	15,616
DocuSign, Inc.[1]	60,549	12,208
Suse SA1	329,380	12,096
Xero, Ltd.[1]	114,000	11,703
Avalara, Inc.[1]	84,107	11,116
OBIC Co., Ltd.	58,600	10,982
Nice, Ltd. (ADR)	46,000	10,229
UiPath, Inc., Class A1,5	118,000	9,419
Asana, Inc., Class A1	144,995	5,333
Stripe, Inc., Class B1,2,3,4	52,548	2,108
		10,419,919

Health care 17.79%
UnitedHealth Group, Inc.	1,489,356	613,496
Thermo Fisher Scientific, Inc.	915,927	430,028
Abbott Laboratories	3,249,453	379,049
Humana Inc.	807,244	353,331
Agilon Health, Inc.[1,2,6]	8,832,200	276,163
Agilon Health, Inc.[1]	1,243,957	44,708
Daiichi Sankyo Company, Ltd.	13,712,100	316,847
Insulet Corp.[1]	1,016,521	274,125
WuXi Biologics (Cayman), Inc.[1]	14,980,000	234,115
WuXi AppTec Co., Ltd., Class H	9,976,152	213,625
Ultragenyx Pharmaceutical, Inc.[1]	1,742,424	177,222
Cigna Corp.	659,525	170,718
NovoCure, Ltd.[1]	785,025	160,145
Allakos, Inc.[1]	1,433,265	145,390
Biohaven Pharmaceutical Holding Co., Ltd.[1]	1,503,447	130,800
Molina Healthcare, Inc.[1]	518,290	130,277
PerkinElmer, Inc.	792,012	114,897
Centene Corp.[1]	1,506,003	110,842
Guardant Health, Inc.[1]	857,698	106,458
Chugai Pharmaceutical Co., Ltd.	2,634,700	101,018
Exact Sciences Corp.[1]	861,994	95,276
Sarepta Therapeutics, Inc.[1]	1,181,687	89,395
Olympus Corp.	4,078,200	87,568
Catalent, Inc.[1]	811,892	85,111
Stryker Corp.	324,610	82,863
CanSino Biologics, Inc., Class H1	1,830,600	80,946
Zoetis, Inc., Class A	434,598	76,785
Vertex Pharmaceuticals, Inc.[1]	307,882	64,233
Allogene Therapeutics, Inc.[1]	1,937,892	49,804
Notre Dame Intermédica Participações SA	2,879,700	48,579
Applied Molecular Transport, Inc.[1,5]	1,010,583	48,447
Gilead Sciences, Inc.	711,382	47,029
Madrigal Pharmaceuticals, Inc.[1]	387,221	43,485

The New Economy Fund	3

Common stocks (continued)	Shares	Value (000)
Health care (continued)
AbCellera Biologics, Inc.[1,5]	1,499,006	$40,218
Zai Lab, Ltd.[1,5]	212,029	37,726
Regeneron Pharmaceuticals, Inc.[1]	73,936	37,148
Eli Lilly and Company	169,878	33,931
Penumbra, Inc.[1]	131,434	32,742
Cano Health, Inc.[1,2,6]	2,491,548	31,814
Teladoc Health, Inc.[1]	207,414	31,232
Syneos Health, Inc., Class A1	339,755	29,865
Carl Zeiss Meditec AG, non-registered shares	145,539	26,998
PRA Health Sciences, Inc.[1]	150,297	25,689
R1 RCM, Inc.[1]	996,000	23,057
Oak Street Health, Inc.[1]	359,808	21,729
Align Technology, Inc.[1]	35,800	21,127
Bachem Holding AG, Class B	35,389	19,430
Rede D’Or Sao Luiz SA	1,433,239	19,208
Nevro Corp.[1]	119,914	18,071
BioMarin Pharmaceutical, Inc.[1]	227,140	17,558
Amplifon SpA	357,543	17,030
Aier Eye Hospital Group Co., Ltd., Class A1	1,183,964	15,610
TG Therapeutics, Inc.[1]	406,707	14,182
M3, Inc.	201,900	13,659
Global Blood Therapeutics, Inc.[1]	304,298	11,694
		5,922,493

Communication services 14.81%
Netflix, Inc.[1]	2,422,415	1,218,014
Alphabet, Inc., Class C1	236,836	571,144
Alphabet, Inc., Class A1	184,176	434,075
Facebook, Inc., Class A1	2,029,951	667,306
Tencent Holdings, Ltd.	6,594,996	525,972
Snap, Inc., Class A1	5,248,942	326,064
Comcast Corp., Class A	5,242,496	300,605
ZoomInfo Technologies, Inc., Class A1	3,894,447	170,694
Bumble, Inc., Class A1	2,189,838	104,499
Playtika Holding Corp.[1]	3,593,912	98,581
Charter Communications, Inc., Class A1	121,918	84,676
Sea, Ltd., Class A (ADR)[1]	311,281	78,829
Endeavor Group Holdings, Inc., Class A1,2	2,615,588	74,450
New York Times Co., Class A	1,623,000	69,497
T-Mobile US, Inc.[1]	456,579	64,583
Live Nation Entertainment, Inc.[1]	436,723	39,353
Activision Blizzard, Inc.	366,394	35,632
Match Group, Inc.[1]	241,842	34,675
Warner Music Group Corp., Class A	552,324	19,823
Scout24 AG	140,000	11,371
		4,929,843

Consumer discretionary 11.69%
Amazon.com, Inc.[1]	233,605	752,925
MercadoLibre, Inc.[1]	308,839	419,610
Burlington Stores, Inc.[1]	680,921	220,189
Floor & Decor Holdings, Inc., Class A1	2,004,658	197,078
General Motors Company[1]	3,312,557	196,468
Five Below, Inc.[1]	997,699	183,696
DraftKings, Inc., Class A1	3,277,280	163,700
Flutter Entertainment PLC (CDI)[1]	780,545	146,488
Marriott International, Inc., Class A1	997,287	143,190
Meituan, Class B1	3,414,587	129,343
Sony Group Corp.	1,288,820	126,952
Airbnb, Inc., Class A1	874,813	122,824
Booking Holdings, Inc.[1]	48,516	114,573
Dollar General Corp.	500,143	101,509
Hilton Worldwide Holdings, Inc.[1]	787,319	98,627
Peloton Interactive, Inc., Class A1	872,217	96,214
Chipotle Mexican Grill, Inc.[1]	66,060	90,633
NIKE, Inc., Class B	649,948	88,692
Aptiv PLC[1]	553,388	83,241
Home Depot, Inc.	253,537	80,856

4	The New Economy Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Carvana Co., Class A1	250,300	$66,352
Kering SA	63,483	58,091
Galaxy Entertainment Group, Ltd.[1]	5,219,000	42,296
LVMH Moët Hennessy-Louis Vuitton SE	45,558	36,323
THG PLC[1]	4,039,561	34,951
DoorDash, Inc., Class A1,5	225,370	33,869
EssilorLuxottica[5]	114,418	19,851
Etsy, Inc.[1]	119,000	19,603
Ocado Group PLC[1]	571,730	15,344
Farfetch, Ltd., Class A1	156,969	7,272
Wayfair Inc., Class A1	6,800	2,084
		3,892,844

Financials 8.47%
Kotak Mahindra Bank, Ltd.[1]	19,831,332	493,636
AIA Group, Ltd.	32,436,600	414,576
JPMorgan Chase & Co.	1,823,393	299,474
HDFC Bank, Ltd.[1]	9,452,900	197,310
Arch Capital Group, Ltd.[1]	4,077,931	162,669
Berkshire Hathaway, Inc., Class B1	544,354	157,558
Tradeweb Markets, Inc., Class A	1,730,310	144,965
CME Group, Inc., Class A	607,209	132,833
Futu Holdings, Ltd. (ADR)[1,5]	853,859	121,478
Discover Financial Services	936,326	109,794
Intercontinental Exchange, Inc.	770,942	87,024
S&P Global, Inc.	208,280	79,036
Nasdaq, Inc.	427,910	71,658
Willis Towers Watson PLC	228,500	59,721
KKR & Co., Inc.	953,953	53,126
RenaissanceRe Holdings, Ltd.	340,550	52,486
Citigroup, Inc.	584,516	46,007
SVB Financial Group[1]	58,058	33,841
Marsh & McLennan Companies, Inc.	243,439	33,680
Janus Henderson Group PLC	793,429	30,555
MSCI, Inc.	36,993	17,318
Bajaj Finserv, Ltd.[1]	76,000	12,355
Allfunds Group PLC[1]	630,594	10,603
		2,821,703

Industrials 6.11%
CSX Corp.	4,264,073	426,919
Safran SA	1,346,681	201,501
Union Pacific Corp.	790,801	177,717
Copart, Inc.[1]	1,114,272	143,752
Airbus SE, non-registered shares[1]	1,034,255	134,897
Honeywell International, Inc.	316,000	72,968
Ever Sunshine Lifestyle Services Group, Ltd.	25,414,000	71,054
Northrop Grumman Corp.	184,543	67,519
Old Dominion Freight Line, Inc.	251,483	66,756
L3Harris Technologies, Inc.	293,000	63,892
General Electric Co.	4,386,341	61,672
Norfolk Southern Corp.	210,848	59,227
Raytheon Technologies Corp.	605,564	53,720
TransDigm Group, Inc.[1]	80,990	52,549
Uber Technologies, Inc.[1]	1,027,260	52,216
Ryanair Holdings PLC (ADR)[1]	397,872	46,452
Nidec Corp.	388,500	44,460
Boeing Company[1]	169,609	41,897
Wizz Air Holdings PLC[1]	597,986	40,974
Equifax, Inc.	166,381	39,106
Meggitt PLC[1]	3,627,388	26,231
Rentokil Initial PLC	2,873,449	19,342
Hefei Meyer Optoelectronic Technology, Inc., Class A	1,964,466	15,473
NIBE Industrier AB, Class B	1,288,000	14,018
IMCD NV	76,500	12,376

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Sydney Airport, units[1]	2,331,000	$10,589
InPost SA1	495,386	9,926
Melrose Industries PLC	2,957,000	7,255
		2,034,458

Utilities 1.16%
ENN Energy Holdings, Ltd.	20,346,500	374,086
NextEra Energy, Inc.	171,147	12,531
		386,617

Materials 0.80%
Sherwin-Williams Company	941,964	267,075

Consumer staples 0.73%
Costco Wholesale Corp.	450,738	170,501
Monster Beverage Corp.[1]	395,997	37,331
Herbalife Nutrition, Ltd.[1]	651,804	34,265
		242,097

Real estate 0.40%
Equinix, Inc. REIT	121,238	89,318
Embassy Office Parks REIT	10,007,200	44,813
		134,131

Energy 0.32%
Neste Oyj	1,265,879	83,436
Reliance Industries, Ltd.	782,000	23,262
		106,698

Total common stocks (cost: $16,931,853,000)		31,157,878

Preferred securities 1.12%
Consumer discretionary 0.60%
Maplebear, Inc., Series H, noncumulative preferred shares[1,2,3,4]	830,425	103,803
Maplebear, Inc., Series I, noncumulative preferred shares[1,2,3,4]	398,330	49,792
Rivian Automotive, Inc., Series E, preferred shares[1,2,3,4]	854,011	31,470
Rivian Automotive, Inc., Series F, preferred shares[1,2,3,4]	428,706	15,798
		200,863

Information technology 0.52%
Marqeta, Inc., Series E-1, 8.00% noncumulative preferred shares[1,2,3,4]	6,704,956	132,088
Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,2,3,4]	482,666	16,816
Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,2,3,4]	82,437	2,872
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,2,3,4]	68,370	2,382
Nu Holdings, Ltd., noncumulative preferred shares[1,2,3,4]	53,131	1,851
Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,2,3,4]	4,719	165
Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,2,3,4]	2,508	87
Innovium, Inc., Series F, 8.00% noncumulative preferred shares[1,2,3,4]	1,973,749	15,810
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3,4]	22,617	907
		172,978

Total preferred securities (cost: $229,056,000)		373,841

Short-term securities 5.68%
Money market investments 5.32%
Capital Group Central Cash Fund 0.05%[7,8]	17,720,724	1,772,250

6	The New Economy Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.36%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[7,9]	93,934,724	$93,935
Capital Group Central Cash Fund 0.05%[7,8,9]	199,932	19,995
Invesco Short-Term Investments Trust – Government & Agency Portfolio,
Institutional Class 0.03%[7,9]	6,596,576	6,596
		120,526

Total short-term securities (cost: $1,892,541,000)		1,892,776
Total investment securities 100.37% (cost: $19,053,450,000)		33,424,495
Other assets less liabilities (0.37)%		(123,765)

Net assets 100.00%		$33,300,730

Investments in affiliates[8]

	Value of				Net	Net	Value of
	affiliates at				realized	unrealized	affiliates at	Dividend
	12/1/2020	Additions		Reductions	gain	depreciation	5/31/2021	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 5.38%
Money market investments 5.32%
Capital Group Central Cash Fund 0.05%[7]	$1,688,527	$2,478,313		$2,394,590	$21	$(21)	$1,772,250	$610
Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.05%[7,9]	—	19,995	[10]				19,995	—	[11]
Total short-term securities							1,792,245
Total 5.38%					$21	$(21)	$1,792,245	$610

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $833,104,000, which represented 2.50% of the net assets of the fund.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	All or a portion of this security was on loan. The total value of all such securities was $130,604,000, which represented .39% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $307,977,000, which represented .92% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 5/31/2021.
[8]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

The New Economy Fund	7

				Percent
	Acquisition	Cost	Value	of net
Private placement securities	date	(000)	(000)	assets
Maplebear, Inc., Series H, noncumulative preferred shares	11/13/2020	$49,826	$103,803	.31%
Maplebear, Inc., Series I, noncumulative preferred shares	2/26/2021	49,791	49,792	.15
Marqeta, Inc., Series E-1, 8.00% noncumulative preferred shares	5/27/2020	55,902	132,088	.39
Epic Games, Inc.	3/29/2021	74,728	74,728	.22
Rivian Automotive, Inc., Series E, preferred shares	7/10/2020	13,229	31,470	.09
Rivian Automotive, Inc., Series F, preferred shares	1/19/2021	15,798	15,798	.05
Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	16,419	16,816	.05
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	2,804	2,872	.01
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	2,326	2,382	.01
Nu Holdings, Ltd., noncumulative preferred shares	1/27/2021	1,807	1,851	.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	161	165	.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	85	87	.00
Innovium, Inc., Series F, 8.00% noncumulative preferred shares	9/21/2020	20,000	15,810	.05
Stripe, Inc., Class B	5/6/2021	2,109	2,108	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	908	907	.00
Total private placement securities		$305,893	$450,677	1.35%

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

See notes to financial statements.

8	The New Economy Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $130,604 of investment securities on loan):
Unaffiliated issuers (cost: $17,261,440)	$31,632,250
Affiliated issuers (cost: $1,792,010)	1,792,245		$33,424,495
Cash			379
Cash denominated in currencies other than U.S. dollars (cost: $6,985)			7,019
Cash collateral received for securities on loan			13,392
Receivables for:
Sales of investments	57,235
Sales of fund’s shares	25,971
Dividends	28,873
Securities lending income	681
Other	—	*	112,760
			33,558,045
Liabilities:
Collateral for securities on loan			133,918
Payables for:
Purchases of investments	81,265
Repurchases of fund’s shares	16,040
Investment advisory services	10,195
Services provided by related parties	6,116
Trustees’ deferred compensation	3,635
Other	6,146		123,397
Net assets at May 31, 2021			$33,300,730

Net assets consist of:
Capital paid in on shares of beneficial interest			$17,540,457
Total distributable earnings			15,760,273
Net assets at May 31, 2021			$33,300,730

*	Amount less than one thousand.

See notes to financial statements.

The New Economy Fund	9

Statement of assets and liabilities at May 31, 2021 (continued)	unaudited
(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (534,898 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$18,005,526	288,093		$62.42
Class C	559,974	10,366		53.95
Class T	16	—	*	62.45
Class F-1	355,840	5,673		62.65
Class F-2	2,824,609	45,246		62.35
Class F-3	1,196,919	19,113		62.54
Class 529-A	1,075,169	17,425		61.62
Class 529-C	56,815	1,036		54.79
Class 529-E	41,923	694		60.36
Class 529-T	21	—	*	62.43
Class 529-F-1	12	—	*	61.52
Class 529-F-2	98,702	1,580		62.38
Class 529-F-3	12	—	*	62.32
Class R-1	40,564	722		56.09
Class R-2	249,326	4,407		56.50
Class R-2E	14,908	245		60.74
Class R-3	341,742	5,639		60.52
Class R-4	345,127	5,582		61.75
Class R-5E	79,177	1,275		62.02
Class R-5	123,875	1,967		62.90
Class R-6	7,890,473	125,835		62.62

*	Amount less than one thousand.

See notes to financial statements.

10	The New Economy Fund

Financial statements (continued)

Statement of operations	unaudited
for the six months ended May 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,508; also includes $610 from affiliates)	$99,817
Securities lending income (net of fees)	2,190
Interest	36	$102,043
Fees and expenses*:
Investment advisory services	58,236
Distribution services	28,866
Transfer agent services	10,987
Administrative services	4,746
Reports to shareholders	341
Registration statement and prospectus	666
Trustees’ compensation	762
Auditing and legal	85
Custodian	597
Other	404
Total fees and expenses before reimbursement	105,690
Less reimbursement of fees and expenses:
Transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		105,690
Net investment loss		(3,647)

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	1,406,014
Affiliated issuers	21
In-kind redemptions	13,143
Currency transactions	(2,020)	1,417,158
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $5,339):
Unaffiliated issuers	1,819,130
Affiliated issuers	(21)
Currency translations	(390)	1,818,719
Net realized gain and unrealized appreciation		3,235,877

Net increase in net assets resulting from operations		$3,232,230

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements.

The New Economy Fund	11

Financial statements (continued)

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31, 2021*	November 30, 2020
Operations:
Net investment (loss) income	$(3,647)	$62,995
Net realized gain	1,417,158	811,008
Net unrealized appreciation	1,818,719	5,917,785
Net increase in net assets resulting from operations	3,232,230	6,791,788

Distributions paid to shareholders	(773,114)	(1,575,270)

Net capital share transactions	1,554,461	1,958,906

Total increase in net assets	4,013,577	7,175,424

Net assets:
Beginning of period	29,287,153	22,111,729
End of period	$33,300,730	$29,287,153

*	Unaudited.

See notes to financial statements.

12	The New Economy Fund

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

The New Economy Fund	13

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

14	The New Economy Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,343,083	$—	$76,836	$10,419,919
Health care	5,614,516	307,977	—	5,922,493
Communication services	4,855,393	74,450	—	4,929,843
Consumer discretionary	3,892,844	—	—	3,892,844
Financials	2,821,703	—	—	2,821,703
Industrials	2,034,458	—	—	2,034,458
Utilities	386,617	—	—	386,617
Materials	267,075	—	—	267,075
Consumer staples	242,097	—	—	242,097
Real estate	134,131	—	—	134,131
Energy	106,698	—	—	106,698
Preferred securities	—	—	373,841	373,841
Short-term securities	1,892,776	—	—	1,892,776
Total	$32,591,391	$382,427	$450,677	$33,424,495

The New Economy Fund	15

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the six months ended May 31, 2021 (dollars in thousands):

	Beginning	Transfers			Net		Transfers	Ending
	value at	into			realized	Unrealized	out of	value at
	12/1/2020	Level 3*	Purchases	Sales	gain†	appreciation†	Level 3*	5/31/2021
Investment securities	$284,724	$—	$166,936	$—	$—	$105,613	$(106,596)	$450,677

Net unrealized appreciation during the period on Level 3 investment securities held at May 31, 2021								$105,613

*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
†	Net realized gain and unrealized appreciation are included in the related amounts on investments in the fund’s statement of operations.

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

							Impact to
							valuation from
	Value at	Valuation	Unobservable	Range	Weighted		an increase in
	5/31/2021	techniques	inputs	(if applicable)	average	*	input†
Common stocks	$76,836	Transaction price	N/A	N/A	N/A		N/A
		Transaction price	N/A	N/A	N/A		N/A
			EV/Sales multiple	9.7x	9.7x		Increase
			Price/Sales multiple	35.4x	35.4x		Increase
Preferred securities	373,841	Market comparable companies	Adjustment based on market movement (increase)	13%	13%		Increase
			Market comparables discount	50%	50%		Increase
			Adjustment based on market movement (decrease)	9%	9%		Decrease
Total	$450,677

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation
EV = Enterprise value

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline —sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

16	The New Economy Fund

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may also be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

The New Economy Fund	17

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of May 31, 2021, the total value of securities on loan was $130,604,000, and the total value of collateral received was $133,927,000. Collateral received includes cash of $133,918,000 and U.S. government securities of $9,000. Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

18	The New Economy Fund

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2020, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$30,605
Undistributed long-term capital gains	741,526

As of May 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$14,579,395
Gross unrealized depreciation on investments	(225,415)
Net unrealized appreciation on investments	14,353,980
Cost of investments	19,070,515

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended May 31, 2021						Year ended November 30, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains	Total distributions paid
Class A	$2,467		$413,384		$415,851		$41,027		$883,952	$924,979
Class C	—		15,709		15,709		—	*	40,146	40,146
Class T	—	*	—	*	—	*	—	*	1	1
Class F-1	—		9,130		9,130		882		22,125	23,007
Class F-2	5,764		62,075		67,839		8,188		106,752	114,940
Class F-3	3,025		25,392		28,417		4,272		47,309	51,581
Class 529-A	109		24,599		24,708		1,932		47,268	49,200
Class 529-C	—		1,584		1,584		—		7,838	7,838
Class 529-E	—		994		994		24		2,168	2,192
Class 529-T	—	*	—	*	—	*	—	*	1	1
Class 529-F-1	—	*	—	*	—	*	301		4,322	4,623
Class 529-F-2†	157		2,159		2,316		—		—	—
Class 529-F-3†	—	*	—	*	—	*	—		—	—
Class R-1	—		1,152		1,152		—		2,876	2,876
Class R-2	—		6,526		6,526		—		14,824	14,824
Class R-2E	—		363		363		—		869	869
Class R-3	—		8,391		8,391		44		20,739	20,783
Class R-4	—		8,737		8,737		867		22,275	23,142
Class R-5E	133		1,804		1,937		311		3,717	4,028
Class R-5	311		3,043		3,354		690		8,269	8,959
Class R-6	19,140		156,966		176,106		23,482		257,799	281,281
Total	$31,106		$742,008		$773,114		$82,020		$1,493,250	$1,575,270

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2021, the investment advisory services fee was $58,236,000, which was equivalent to an annualized rate of 0.368% of average daily net assets.

The New Economy Fund	19

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended May 31, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 for Class 529-F-3 shares. CRMC does not intend to recoup this reimbursement.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

20	The New Economy Fund

For the six months ended May 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$21,608	$7,594		$2,624		Not applicable
Class C	2,803	244		85		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	461	240		55		Not applicable
Class F-2	Not applicable	1,377		405		Not applicable
Class F-3	Not applicable	15		169		Not applicable
Class 529-A	1,148	410		156		$311
Class 529-C	277	23		9		17
Class 529-E	100	9		6		12
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	40		14		28
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	206	21		6		Not applicable
Class R-2	927	441		37		Not applicable
Class R-2E	44	16		2		Not applicable
Class R-3	852	266		51		Not applicable
Class R-4	440	182		53		Not applicable
Class R-5E	Not applicable	59		11		Not applicable
Class R-5	Not applicable	30		19		Not applicable
Class R-6	Not applicable	20		1,044		Not applicable
Total class-specific expenses	$28,866	$10,987		$4,746		$368

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $762,000 in the fund’s statement of operations reflects $82,000 in current fees (either paid in cash or deferred) and a net increase of $680,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $161,884,000 and $152,015,000, respectively, which generated $6,354,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2021.

The New Economy Fund	21

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended May 31, 2021

Class A	$993,132	16,347	$408,406		7,019		$(1,081,052)	(17,835)	$320,486	5,531
Class C	47,612	903	15,670		310		(87,922)	(1,670)	(24,640)	(457)
Class T	—	—	—		—		—	—	—	—
Class F-1	28,030	459	8,979		154		(73,660)	(1,199)	(36,651)	(586)
Class F-2	453,238	7,459	65,109		1,121		(339,613)	(5,582)	178,734	2,998
Class F-3	196,878	3,229	28,286		486		(117,315)	(1,930)	107,849	1,785
Class 529-A	86,859	1,452	24,698		430		(73,195)	(1,225)	38,362	657
Class 529-C	5,900	111	1,583		31		(11,988)	(226)	(4,505)	(84)
Class 529-E	3,932	67	992		18		(3,935)	(67)	989	18
Class 529-T	—	—	1		—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-2	13,364	222	2,317		39		(8,486)	(141)	7,195	120
Class 529-F-3	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class R-1	3,125	57	1,152		22		(8,984)	(166)	(4,707)	(87)
Class R-2	31,938	579	6,526		123		(42,778)	(777)	(4,314)	(75)
Class R-2E	2,607	44	363		7		(3,027)	(52)	(57)	(1)
Class R-3	41,600	706	8,387		148		(56,738)	(963)	(6,751)	(109)
Class R-4	33,891	565	8,735		151		(69,500)	(1,164)	(26,874)	(448)
Class R-5E	8,880	148	1,938		34		(8,793)	(147)	2,025	35
Class R-5	11,198	184	3,350		57		(23,101)	(381)	(8,553)	(140)
Class R-6	1,196,611	19,488	174,534		2,994		(355,273)	(5,902)	1,015,872	16,580
Total net increase (decrease)	$3,158,795	52,020	$761,026		13,144		$(2,365,360)	(39,427)	$1,554,461	25,737

See end of table for footnotes.

22	The New Economy Fund

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended November 30, 2020

Class A	$1,450,476	30,960		$907,792	19,995		$(2,072,592)	(44,859)	$285,676	6,096
Class C	73,501	1,802		39,832	1,000		(191,171)	(4,622)	(77,838)	(1,820)
Class T	—	—		—	—		—	—	—	—
Class F-1	66,788	1,495		22,629	497		(121,759)	(2,626)	(32,342)	(634)
Class F-2	890,199	18,789		109,472	2,417		(557,187)	(12,294)	442,484	8,912
Class F-3	271,259	5,711		51,354	1,131		(198,904)	(4,282)	123,709	2,560
Class 529-A	166,746	3,502		49,185	1,097		(119,699)	(2,577)	96,232	2,022
Class 529-C	11,927	288		7,836	194		(80,682)	(1,859)	(60,919)	(1,377)
Class 529-E	5,115	114		2,191	50		(7,381)	(164)	(75)	— [2]
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	15,280	324		4,622	103		(90,449)	(1,800)	(70,547)	(1,373)
Class 529-F-2[3]	76,500	1,469		—	—		(502)	(9)	75,998	1,460
Class 529-F-3[3]	10	—	[2]	—	—		—	—	10	— [2]
Class R-1	12,000	261		2,876	70		(18,030)	(419)	(3,154)	(88)
Class R-2	53,183	1,237		14,811	355		(74,204)	(1,753)	(6,210)	(161)
Class R-2E	2,964	66		869	20		(4,972)	(112)	(1,139)	(26)
Class R-3	67,408	1,464		20,774	470		(124,475)	(2,715)	(36,293)	(781)
Class R-4	58,738	1,277		23,135	515		(132,296)	(2,813)	(50,423)	(1,021)
Class R-5E	12,252	263		4,027	89		(12,835)	(272)	3,444	80
Class R-5	18,628	403		8,952	196		(49,367)	(1,122)	(21,787)	(523)
Class R-6	1,850,845	41,124		281,276	6,189		(840,042)	(18,287)	1,292,079	29,026
Total net increase (decrease)	$5,103,819	110,549		$1,551,634	34,388		$(4,696,547)	(102,585)	$1,958,906	42,352

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $4,859,897,000 and $4,198,279,000, respectively, during the six months ended May 31, 2021.

The New Economy Fund	23

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net (loss) income to average net assets[3]
Class A:
5/31/2021[5,6]	$57.74	$(.03)	$6.18	$6.15	$(.01)	$(1.46)	$(1.47)	$62.42	10.84%[7]		$18,005		.75%[8]		.75%[8]		(.10)%[8]
11/30/2020	47.60	.10	13.40	13.50	(.15)	(3.21)	(3.36)	57.74	30.27		16,314		.77		.77		.21
11/30/2019	45.74	.23	5.52	5.75	(.24)	(3.65)	(3.89)	47.60	14.56		13,160		.78		.78		.51
11/30/2018	48.26	.24	.94	1.18	(.08)	(3.62)	(3.70)	45.74	2.59		12,165		.76		.76		.49
11/30/2017	36.67	.11	12.29	12.40	(.10)	(.71)	(.81)	48.26	34.53		12,079		.78		.78		.25
11/30/2016	38.93	.11	(.15)	(.04)	(.16)	(2.06)	(2.22)	36.67	.00		9,702		.81		.81		.30
Class C:
5/31/2021[5,6]	50.27	(.22)	5.36	5.14	—	(1.46)	(1.46)	53.95	10.41	[7]	560		1.49	[8]	1.49	[8]	(.85)[8]
11/30/2020	42.01	(.21)	11.68	11.47	—	(3.21)	(3.21)	50.27	29.30		544		1.51		1.51		(.50)
11/30/2019	40.90	(.10)	4.86	4.76	—	(3.65)	(3.65)	42.01	13.69		531		1.55		1.55		(.25)
11/30/2018	43.77	(.13)	.88	.75	—	(3.62)	(3.62)	40.90	1.81		544		1.55		1.55		(.30)
11/30/2017	33.51	(.21)	11.18	10.97	—	(.71)	(.71)	43.77	33.42		539		1.59		1.59		(.55)
11/30/2016	35.89	(.16)	(.16)	(.32)	—	(2.06)	(2.06)	33.51	(.82)		460		1.62		1.62		(.51)
Class T:
5/31/2021[5,6]	57.82	.04	6.18	6.22	(.13)	(1.46)	(1.59)	62.45	10.95	[7,9]	—	[10]	.52	[8,9]	.52	[8,9]	.12 [8,9]
11/30/2020	47.66	.21	13.41	13.62	(.25)	(3.21)	(3.46)	57.82	30.57	[9]	—	[10]	.53	[9]	.53	[9]	.44 [9]
11/30/2019	45.80	.33	5.51	5.84	(.33)	(3.65)	(3.98)	47.66	14.83	[9]	—	[10]	.54	[9]	.54	[9]	.75 [9]
11/30/2018	48.32	.33	.94	1.27	(.17)	(3.62)	(3.79)	45.80	2.80	[9]	—	[10]	.56	[9]	.56	[9]	.69 [9]
11/30/2017[5,11]	39.44	.12	8.76	8.88	—	—	—	48.32	22.52	[7,9]	—	[10]	.59	[8,9]	.59	[8,9]	.43 [8,9]
Class F-1:
5/31/2021[5,6]	57.95	(.05)	6.21	6.16	—	(1.46)	(1.46)	62.65	10.82	[7]	356		.79	[8]	.79	[8]	(.15)[8]
11/30/2020	47.76	.09	13.44	13.53	(.13)	(3.21)	(3.34)	57.95	30.21		363		.80		.80		.19
11/30/2019	45.85	.21	5.54	5.75	(.19)	(3.65)	(3.84)	47.76	14.50		329		.83		.83		.47
11/30/2018	48.36	.21	.95	1.16	(.05)	(3.62)	(3.67)	45.85	2.54		315		.83		.83		.43
11/30/2017	36.73	.08	12.32	12.40	(.06)	(.71)	(.77)	48.36	34.46		363		.84		.84		.19
11/30/2016	38.99	.09	(.17)	(.08)	(.12)	(2.06)	(2.18)	36.73	(.08)		305		.85		.85		.26
Class F-2:
5/31/2021[5,6]	57.73	.04	6.18	6.22	(.14)	(1.46)	(1.60)	62.35	10.97	[7]	2,825		.52	[8]	.52	[8]	.13 [8]
11/30/2020	47.58	.20	13.41	13.61	(.25)	(3.21)	(3.46)	57.73	30.58		2,439		.52		.52		.41
11/30/2019	45.75	.33	5.50	5.83	(.35)	(3.65)	(4.00)	47.58	14.81		1,586		.55		.55		.75
11/30/2018	48.26	.34	.94	1.28	(.17)	(3.62)	(3.79)	45.75	2.82		1,406		.55		.55		.71
11/30/2017	36.69	.19	12.28	12.47	(.19)	(.71)	(.90)	48.26	34.81		1,052		.57		.57		.46
11/30/2016	38.96	.19	(.16)	.03	(.24)	(2.06)	(2.30)	36.69	.22		751		.58		.58		.53
Class F-3:
5/31/2021[5,6]	57.91	.07	6.19	6.26	(.17)	(1.46)	(1.63)	62.54	11.01	[7]	1,197		.42	[8]	.42	[8]	.23 [8]
11/30/2020	47.72	.25	13.44	13.69	(.29)	(3.21)	(3.50)	57.91	30.73		1,004		.44		.43		.52
11/30/2019	45.87	.37	5.52	5.89	(.39)	(3.65)	(4.04)	47.72	14.93		705		.45		.45		.84
11/30/2018	48.38	.39	.93	1.32	(.21)	(3.62)	(3.83)	45.87	2.91		541		.46		.46		.81
11/30/2017[5,12]	37.90	.20	10.28	10.48	—	—	—	48.38	27.65	[7]	324		.47	[8]	.47	[8]	.53 [8]
Class 529-A:
5/31/2021[5,6]	57.02	(.04)	6.11	6.07	(.01)	(1.46)	(1.47)	61.62	10.81	[7]	1,075		.77	[8]	.77	[8]	(.13)[8]
11/30/2020	47.05	.08	13.23	13.31	(.13)	(3.21)	(3.34)	57.02	30.23		956		.80		.80		.16
11/30/2019	45.25	.20	5.46	5.66	(.21)	(3.65)	(3.86)	47.05	14.51		694		.83		.83		.46
11/30/2018	47.80	.20	.94	1.14	(.07)	(3.62)	(3.69)	45.25	2.53		629		.83		.83		.43
11/30/2017	36.33	.08	12.17	12.25	(.07)	(.71)	(.78)	47.80	34.44		561		.85		.85		.19
11/30/2016	38.60	.08	(.16)	(.08)	(.13)	(2.06)	(2.19)	36.33	(.10)		416		.88		.88		.23

See end of table for footnotes.

24	The New Economy Fund

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net (loss) income to average net assets[3]
Class 529-C:
5/31/2021[5,6]	$51.04	$(.23)	$5.44	$5.21	$—	$(1.46)	$(1.46)	$54.79	10.41%[7]		$57		1.52%[8]		1.52%[8]		(.87)%[8]
11/30/2020	42.62	(.18)	11.81	11.63	—	(3.21)	(3.21)	51.04	29.25		57		1.56		1.56		(.43)
11/30/2019	41.45	(.12)	4.94	4.82	—	(3.65)	(3.65)	42.62	13.62		106		1.59		1.59		(.30)
11/30/2018	44.33	(.15)	.89	.74	—	(3.62)	(3.62)	41.45	1.76		110		1.60		1.60		(.35)
11/30/2017	33.94	(.23)	11.33	11.10	—	(.71)	(.71)	44.33	33.38		146		1.64		1.64		(.60)
11/30/2016	36.35	(.19)	(.16)	(.35)	—	(2.06)	(2.06)	33.94	(.90)		114		1.67		1.67		(.57)
Class 529-E:
5/31/2021[5,6]	55.95	(.11)	5.98	5.87	—	(1.46)	(1.46)	60.36	10.68	[7]	42		1.01	[8]	1.01	[8]	(.37)[8]
11/30/2020	46.24	(.02)	12.97	12.95	(.03)	(3.21)	(3.24)	55.95	29.89		38		1.03		1.03		(.05)
11/30/2019	44.52	.10	5.37	5.47	(.10)	(3.65)	(3.75)	46.24	14.24		31		1.07		1.07		.23
11/30/2018	47.11	.09	.94	1.03	—	(3.62)	(3.62)	44.52	2.31		29		1.07		1.07		.19
11/30/2017	35.83	(.02)	12.01	11.99	—	(.71)	(.71)	47.11	34.11		27		1.09		1.09		(.05)
11/30/2016	38.09	— [13]	(.16)	(.16)	(.04)	(2.06)	(2.10)	35.83	(.33)		21		1.12		1.12		(.01)
Class 529-T:
5/31/2021[5,6]	57.79	.02	6.18	6.20	(.10)	(1.46)	(1.56)	62.43	10.93	[7,9]	—	[10]	.57	[8,9]	.57	[8,9]	.07 [8,9]
11/30/2020	47.64	.19	13.40	13.59	(.23)	(3.21)	(3.44)	57.79	30.50	[9]	—	[10]	.58	[9]	.58	[9]	.39 [9]
11/30/2019	45.78	.31	5.51	5.82	(.31)	(3.65)	(3.96)	47.64	14.78	[9]	—	[10]	.59	[9]	.59	[9]	.70 [9]
11/30/2018	48.30	.31	.95	1.26	(.16)	(3.62)	(3.78)	45.78	2.77	[9]	—	[10]	.61	[9]	.61	[9]	.64 [9]
11/30/2017[5,11]	39.44	.11	8.75	8.86	—	—	—	48.30	22.46	[7,9]	—	[10]	.65	[8,9]	.65	[8,9]	.38 [8,9]
Class 529-F-1:
5/31/2021[5,6]	57.05	.02	6.09	6.11	(.18)	(1.46)	(1.64)	61.52	10.91	[7,9]	—	[10]	.58	[8,9]	.58	[8,9]	.06 [8,9]
11/30/2020	47.04	.21	13.23	13.44	(.22)	(3.21)	(3.43)	57.05	30.58	[9]	—	[10]	.58	[9]	.58	[9]	.46 [9]
11/30/2019	45.28	.30	5.44	5.74	(.33)	(3.65)	(3.98)	47.04	14.75		65		.61		.61		.68
11/30/2018	47.80	.30	.94	1.24	(.14)	(3.62)	(3.76)	45.28	2.76		55		.61		.61		.64
11/30/2017	36.34	.16	12.16	12.32	(.15)	(.71)	(.86)	47.80	34.71		45		.64		.64		.39
11/30/2016	38.61	.15	(.16)	(.01)	(.20)	(2.06)	(2.26)	36.34	.14		33		.68		.68		.43
Class 529-F-2:
5/31/2021[5,6]	57.74	.03	6.18	6.21	(.11)	(1.46)	(1.57)	62.38	10.93	[7]	99		.56	[8]	.56	[8]	.09 [8]
11/30/2020[5,14]	52.00	(.01)	5.75	5.74	—	—	—	57.74	11.06	[7]	84		.04	[7]	.04	[7]	(.01)[7]
Class 529-F-3:
5/31/2021[5,6]	57.74	.05	6.18	6.23	(.19)	(1.46)	(1.65)	62.32	10.98	[7]	—	[10]	.54	[8]	.47	[8]	.178
11/30/2020[5,14]	52.00	— [13]	5.74	5.74	—	—	—	57.74	11.06	[7]	—	[10]	.06	[7]	.04	[7]	(.01)[7]
Class R-1:
5/31/2021[5,6]	52.21	(.24)	5.58	5.34	—	(1.46)	(1.46)	56.09	10.40	[7]	41		1.51	[8]	1.51	[8]	(.87)[8]
11/30/2020	43.52	(.23)	12.13	11.90	—	(3.21)	(3.21)	52.21	29.30		42		1.52		1.52		(.52)
11/30/2019	42.22	(.10)	5.05	4.95	—	(3.65)	(3.65)	43.52	13.68		39		1.55		1.55		(.25)
11/30/2018	45.07	(.13)	.90	.77	—	(3.62)	(3.62)	42.22	1.81		44		1.55		1.55		(.30)
11/30/2017	34.47	(.20)	11.51	11.31	—	(.71)	(.71)	45.07	33.47		50		1.56		1.56		(.52)
11/30/2016	36.84	(.15)	(.16)	(.31)	—	(2.06)	(2.06)	34.47	(.77)		47		1.57		1.57		(.46)

See end of table for footnotes.

The New Economy Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment (loss) income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Ratio of net (loss) income to average net assets[3]
Class R-2:
5/31/2021[5,6]	$52.59	$(.24)	$5.61	$5.37	$—	$(1.46)	$(1.46)	$56.50	10.41%[7]		$249		1.52%[8]		1.52%[8]		(.88)%[8]
11/30/2020	43.81	(.23)	12.22	11.99	—	(3.21)	(3.21)	52.59	29.29		236		1.51		1.51		(.52)
11/30/2019	42.47	(.10)	5.09	4.99	—	(3.65)	(3.65)	43.81	13.70		203		1.55		1.55		(.25)
11/30/2018	45.32	(.13)	.90	.77	—	(3.62)	(3.62)	42.47	1.79		195		1.55		1.55		(.30)
11/30/2017	34.65	(.20)	11.58	11.38	—	(.71)	(.71)	45.32	33.50		200		1.56		1.56		(.52)
11/30/2016	37.03	(.16)	(.16)	(.32)	—	(2.06)	(2.06)	34.65	(.79)		164		1.59		1.59		(.48)
Class R-2E:
5/31/2021[5,6]	56.34	(.17)	6.03	5.86	—	(1.46)	(1.46)	60.74	10.57	[7]	15		1.23	[8]	1.23	[8]	(.58)[8]
11/30/2020	46.59	(.11)	13.07	12.96	—	(3.21)	(3.21)	56.34	29.67		14		1.23		1.23		(.23)
11/30/2019	44.88	.02	5.41	5.43	(.07)	(3.65)	(3.72)	46.59	14.02		13		1.25		1.25		.04
11/30/2018	47.55	— [13]	.95	.95	—	(3.62)	(3.62)	44.88	2.11		10		1.26		1.26		(.01)
11/30/2017	36.29	(.10)	12.14	12.04	(.07)	(.71)	(.78)	47.55	33.88		7		1.27		1.27		(.25)
11/30/2016	38.85	(.07)	(.14)	(.21)	(.29)	(2.06)	(2.35)	36.29	(.44)		2		1.26		1.26		(.19)
Class R-3:
5/31/2021[5,6]	56.10	(.13)	6.01	5.88	—	(1.46)	(1.46)	60.52	10.65	[7]	342		1.07	[8]	1.07	[8]	(.43)[8]
11/30/2020	46.34	(.03)	13.01	12.98	(.01)	(3.21)	(3.22)	56.10	29.88		322		1.07		1.07		(.07)
11/30/2019	44.58	.09	5.38	5.47	(.06)	(3.65)	(3.71)	46.34	14.20		303		1.10		1.10		.20
11/30/2018	47.20	.07	.93	1.00	—	(3.62)	(3.62)	44.58	2.24		318		1.10		1.10		.15
11/30/2017	35.90	(.03)	12.04	12.01	—	(.71)	(.71)	47.20	34.10		342		1.11		1.11		(.08)
11/30/2016	38.14	(.01)	(.15)	(.16)	(.02)	(2.06)	(2.08)	35.90	(.33)		286		1.13		1.13		(.02)
Class R-4:
5/31/2021[5,6]	57.13	(.04)	6.12	6.08	—	(1.46)	(1.46)	61.75	10.83	[7]	345		.77	[8]	.77	[8]	(.12)[8]
11/30/2020	47.11	.11	13.24	13.35	(.12)	(3.21)	(3.33)	57.13	30.26		344		.77		.77		.23
11/30/2019	45.29	.22	5.46	5.68	(.21)	(3.65)	(3.86)	47.11	14.54		332		.80		.80		.51
11/30/2018	47.82	.21	.95	1.16	(.07)	(3.62)	(3.69)	45.29	2.57		382		.80		.80		.45
11/30/2017	36.34	.09	12.19	12.28	(.09)	(.71)	(.80)	47.82	34.51		438		.81		.81		.23
11/30/2016	38.61	.10	(.16)	(.06)	(.15)	(2.06)	(2.21)	36.34	(.04)		348		.82		.82		.29
Class R-5E:
5/31/2021[5,6]	57.43	.02	6.14	6.16	(.11)	(1.46)	(1.57)	62.02	10.93	[7]	79		.57	[8]	.57	[8]	.07 [8]
11/30/2020	47.39	.19	13.33	13.52	(.27)	(3.21)	(3.48)	57.43	30.53		71		.56		.56		.41
11/30/2019	45.59	.26	5.53	5.79	(.34)	(3.65)	(3.99)	47.39	14.79		55		.57		.57		.59
11/30/2018	48.17	.35	.91	1.26	(.22)	(3.62)	(3.84)	45.59	2.78		9		.58		.58		.73
11/30/2017	36.57	.19	12.27	12.46	(.15)	(.71)	(.86)	48.17	34.86		—	[10]	.61		.55		.43
11/30/2016	38.93	.14	(.15)	(.01)	(.29)	(2.06)	(2.35)	36.57	.11		—	[10]	.69		.69		.41
Class R-5:
5/31/2021[5,6]	58.23	.06	6.22	6.28	(.15)	(1.46)	(1.61)	62.90	10.99	[7]	124		.46	[8]	.46	[8]	.18 [8]
11/30/2020	47.96	.27	13.48	13.75	(.27)	(3.21)	(3.48)	58.23	30.66		123		.47		.47		.56
11/30/2019	46.07	.36	5.54	5.90	(.36)	(3.65)	(4.01)	47.96	14.88		126		.49		.49		.81
11/30/2018	48.56	.36	.96	1.32	(.19)	(3.62)	(3.81)	46.07	2.88		133		.50		.50		.76
11/30/2017	36.91	.22	12.34	12.56	(.20)	(.71)	(.91)	48.56	34.88		137		.51		.51		.53
11/30/2016	39.17	.22	(.16)	.06	(.26)	(2.06)	(2.32)	36.91	.30		106		.52		.52		.61
Class R-6:
5/31/2021[5,6]	57.99	.07	6.20	6.27	(.18)	(1.46)	(1.64)	62.62	11.00	[7]	7,890		.41	[8]	.41	[8]	.23 [8]
11/30/2020	47.78	.24	13.47	13.71	(.29)	(3.21)	(3.50)	57.99	30.74		6,336		.42		.42		.50
11/30/2019	45.92	.38	5.52	5.90	(.39)	(3.65)	(4.04)	47.78	14.94		3,834		.44		.44		.85
11/30/2018	48.42	.39	.94	1.33	(.21)	(3.62)	(3.83)	45.92	2.92		3,026		.45		.45		.81
11/30/2017	36.81	.24	12.32	12.56	(.24)	(.71)	(.95)	48.42	34.98		2,474		.46		.46		.58
11/30/2016	39.08	.22	(.15)	.07	(.28)	(2.06)	(2.34)	36.81	.31		1,920		.47		.47		.64

See end of table for footnotes.

26	The New Economy Fund

Financial highlights (continued)

	Six months ended	Year ended November 30,
	May 31, 2021[5,6,7]	2020	2019	2018	2017	2016
Portfolio turnover rate for all share classes[15]	14%	38%	39%	38%	28%	25%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for Class F-3 shares. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Amount less than $.01.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

The New Economy Fund	27

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2020, through May 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	The New Economy Fund

Expense example (continued)

	Beginning account value 12/1/2020	Ending account value 5/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$1,108.39	$3.94	.75%
Class A – assumed 5% return	1,000.00	1,021.19	3.78	.75
Class C – actual return	1,000.00	1,104.09	7.82	1.49
Class C – assumed 5% return	1,000.00	1,017.50	7.49	1.49
Class T – actual return	1,000.00	1,109.55	2.73	.52
Class T – assumed 5% return	1,000.00	1,022.34	2.62	.52
Class F-1 – actual return	1,000.00	1,108.15	4.15	.79
Class F-1 – assumed 5% return	1,000.00	1,020.99	3.98	.79
Class F-2 – actual return	1,000.00	1,109.71	2.74	.52
Class F-2 – assumed 5% return	1,000.00	1,022.34	2.62	.52
Class F-3 – actual return	1,000.00	1,110.09	2.21	.42
Class F-3 – assumed 5% return	1,000.00	1,022.84	2.12	.42
Class 529-A – actual return	1,000.00	1,108.11	4.05	.77
Class 529-A – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class 529-C – actual return	1,000.00	1,104.07	7.97	1.52
Class 529-C – assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class 529-E – actual return	1,000.00	1,106.82	5.31	1.01
Class 529-E – assumed 5% return	1,000.00	1,019.90	5.09	1.01
Class 529-T – actual return	1,000.00	1,109.32	3.00	.57
Class 529-T – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class 529-F-1 – actual return	1,000.00	1,109.14	3.05	.58
Class 529-F-1 – assumed 5% return	1,000.00	1,022.04	2.92	.58
Class 529-F-2 – actual return	1,000.00	1,109.30	2.94	.56
Class 529-F-2 – assumed 5% return	1,000.00	1,022.14	2.82	.56
Class 529-F-3 – actual return	1,000.00	1,109.79	2.47	.47
Class 529-F-3 – assumed 5% return	1,000.00	1,022.59	2.37	.47
Class R-1 – actual return	1,000.00	1,104.02	7.92	1.51
Class R-1 – assumed 5% return	1,000.00	1,017.40	7.59	1.51
Class R-2 – actual return	1,000.00	1,104.07	7.97	1.52
Class R-2 – assumed 5% return	1,000.00	1,017.35	7.64	1.52
Class R-2E – actual return	1,000.00	1,105.65	6.46	1.23
Class R-2E – assumed 5% return	1,000.00	1,018.80	6.19	1.23
Class R-3 – actual return	1,000.00	1,106.49	5.62	1.07
Class R-3 – assumed 5% return	1,000.00	1,019.60	5.39	1.07
Class R-4 – actual return	1,000.00	1,108.29	4.05	.77
Class R-4 – assumed 5% return	1,000.00	1,021.09	3.88	.77
Class R-5E – actual return	1,000.00	1,109.29	3.00	.57
Class R-5E – assumed 5% return	1,000.00	1,022.09	2.87	.57
Class R-5 – actual return	1,000.00	1,109.87	2.42	.46
Class R-5 – assumed 5% return	1,000.00	1,022.64	2.32	.46
Class R-6 – actual return	1,000.00	1,110.00	2.16	.41
Class R-6 – assumed 5% return	1,000.00	1,022.89	2.07	.41

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The New Economy Fund	29

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

30	The New Economy Fund

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The New Economy Fund	31

Office of the fund

333 South Hope Street
Los Angeles, CA 90071-1406

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	The New Economy Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: July 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: July 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: July 30, 2021